Convertible Bond and Detachable Warrants (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 26, 2022	Apr. 21, 2022 $ / shares	Mar. 01, 2022 $ / shares
Convertible Bond and Detachable Warrants (Details) [Line Items]
Warrants description		the Company entered into and closed a private placement pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) with JAK Opportunities LLC (the “Purchaser”) for the offering of a $3,000,000 principal amount 8% senior convertible bond (the “Bond”), a warrant (the “Series A Warrant”) to purchase 3,750,000 ordinary shares (187,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) (the “Ordinary Shares”) of the Company, at an exercise price of $4.05 per Ordinary Share ($81 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022), a warrant (the “Series B Warrant”) to purchase 18,750,000 Ordinary Shares (937,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022), at an exercise price of $1.00 per ordinary share ($20 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022), and a warrant (the “Series C Warrant”, together with the Series A Warrant and the Series B Warrant, the “JAK Warrants”) to purchase 18,750,000 Ordinary Shares (937,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022), at an exercise price of $4.05 per Ordinary Share ($81 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022). The net proceeds to the Company from the offering were approximately $2.6 million.
Ordinary shares, description	The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022. The Company may also elect to pay accrued interest in Class A ordinary shares, at a rate of 12.0% per annum, assuming a conversion rate equal to the lesser of (a) the conversion price then in effect or (b) the average of the volume weighted average price of Class A ordinary shares for the five consecutive trading days ending on the applicable interest payment date. The Bond is convertible at the option of the purchaser into Class A ordinary shares equal to 125% of the principal amount of the Bond at an initial conversion price equal to the lesser of (i) $1.00 ($20 retrospectively restated for effect of share consolidation on April 21, 2022), subject to certain adjustments, and (ii) 100% of the lowest daily volume weighted average price of Class A ordinary shares during the ten consecutive trading days prior to the conversion date.
Price per ordinary share | $ / shares			$ 6	$ 0.3
Warrants issuance amount	¥ 11,020
Warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Warrant liability	¥ 27,499